Income Taxes - Components of deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Research and development tax credit carryforwards	$ 90	$ 18
Depreciation and amortization	(14)	(4)
Accrued expenses and other	189	37
Total deferred tax assets	265	51
Valuation allowance	(27)	(10)	$ (1)
Net deferred tax assets	238	$ 41
State
Income Taxes
Research and development tax credit carryforwards	$ 113